UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:

      /s/ Ron King               Raleigh, North Carolina      August 10, 2010
      ----------------------     ----------------------       -----------------
      [Signature]                [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      124
                                                  -----------------------

Form 13F Information Table Value Total:              $ 120,434(x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
---------------------     --------------   ---------  ---------  ------------------  ----------   --------  ------------------------
                                                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer                  COM        037833100     1,592     6,330   SH           SOLE                                   6,330
Abbott Labs                     COM        002824100     1,055    22,549   SH           SOLE                                  22,549
Adobe                           COM        00724F101       700    26,488   SH           SOLE                                  26,488
Analog Devices                  COM        032654105       333    11,950   SH           SOLE                                  11,950
Auto Data Pro.                  COM        053015103     3,983    98,940   SH           SOLE                                  98,940
American Eagle                  COM        02553E106       201    17,080   SH           SOLE                                  17,080
Applied Materials, Inc.         COM        038222105       579    48,175   SH           SOLE                                  48,175
Adv Micro Devices               COM        007903107       104    14,150   SH           SOLE                                  14,150
Amgen                           COM        031162100       442     8,395   SH           SOLE                                   8,395
Atmel                           COM        049513104        70    14,600   SH           SOLE                                  14,600
Activision                      COM        00507V109     1,516   144,505   SH           SOLE                                 144,505
Boeing                          COM        097023105       536     8,537   SH           SOLE                                   8,537
BankAmerica Corp.               COM        060505104       754    52,476   SH           SOLE                                  52,476
Baxter International            COM        071813109       643    15,825   SH           SOLE                                  15,825
BB&T                            COM        054937107     1,055    40,083   SH           SOLE                                  40,083
Buckle Inc.                     COM        118440106       238     7,350   SH           SOLE                                   7,350
BP PLC                     SPONSORED ADR   055622104       264     9,156   SH           SOLE                                   9,156
Berkshire Hathaway Inc-B        CL B       084670702       215     2,700   SH           SOLE                                   2,700
Boston Scientific               COM        101137107        76    13,050   SH           SOLE                                  13,050
Citigroup                       COM        172967101        84    22,353   SH           SOLE                                  22,353
Cabelas                         COM        126804301       624    44,165   SH           SOLE                                  44,165
Cardinal Health                 COM        14149Y108       993    29,543   SH           SOLE                                  29,543
Canon                           COM        138006309       234     6,285   SH           SOLE                                   6,285
Caterpillar                     COM        149123101       527     8,765   SH           SOLE                                   8,765
Chicago Bridge and Iron         COM        167250109       312    16,575   SH           SOLE                                  16,575
Check Point Software            COM        M22465104       203     6,900   SH           SOLE                                   6,900
Chico's FAS Inc.                COM        168615102       175    17,675   SH           SOLE                                  17,675
Clorox                          COM        189054109       320     5,150   SH           SOLE                                   5,150
Cogent                          COM        19239Y108        96    10,700   SH           SOLE                                  10,700
Conoco Phillips                 COM        20825C104       844    17,200   SH           SOLE                                  17,200
Costco Companies                COM        22160K105     5,724   104,400   SH           SOLE                                 104,400
Cree Research                   COM        225447101       264     4,400   SH           SOLE                                   4,400
Cisco Systems                   COM        17275R102     3,363   157,831   SH           SOLE                                 157,831
Chevron Texaco                  COM        166764100       803    11,840   SH           SOLE                                  11,840
Diebold Corp.                   COM        253651103       241     8,850   SH           SOLE                                   8,850
Deere and Company               COM        244199105     1,319    23,695   SH           SOLE                                  23,695
Dell                            COM        24702R101       882    73,165   SH           SOLE                                  73,165
Disney Co.                      COM        254687106     1,395    44,288   SH           SOLE                                  44,288
Digital River                   COM        25388B104       320    13,375   SH           SOLE                                  13,375
Duke Power                      COM        26441C105       901    56,322   SH           SOLE                                  56,322
Deutsche BK AG LDN BRH     PS GOLD DS ETN  25154H756       125    11,650   SH           SOLE                                  11,650
Con Edison                      COM        209115104       884    20,500   SH           SOLE                                  20,500
Electronics for Imaging         COM        286082102       321    32,930   SH           SOLE                                  32,930
EMC Corp                        COM        268648102     3,104   169,601   SH           SOLE                                 169,601
Electronic Arts                 COM        285512109       265    18,400   SH           SOLE                                  18,400
Expeditors International        COM        302130109       702    20,350   SH           SOLE                                  20,350
Ford Motor Co                   COM        345370860       105    10,451   SH           SOLE                                  10,451
Family Dollar                   COM        307000109       467    12,400   SH           SOLE                                  12,400
FedEx                           COM        31428X106       887    12,645   SH           SOLE                                  12,645
Fluor Corp                      COM        343412102       255     6,000   SH           SOLE                                   6,000
Freds                           COM        356108100       370    33,450   SH           SOLE                                  33,450
General Electric                COM        369604103     3,041   210,894   SH           SOLE                                 210,894
General Electric Capital        COM        369622451       624    25,000   SH           SOLE                                  25,000
Gilead Sciences Inc.            COM        375558103       343    10,000   SH           SOLE                                  10,000
Corning Inc                     COM        219350105       307    19,000   SH           SOLE                                  19,000
Google Inc                      CL A       38259P508       599     1,346   SH           SOLE                                   1,346
GlaxoSmithKline            Sponsored ADR   37733W105       502    14,750   SH           SOLE                                  14,750
Home Depot                      COM        437076102     1,095    38,996   SH           SOLE                                  38,996
Hess                            COM        42809H107       317     6,300   SH           SOLE                                   6,300
Helmerich & Payne               COM        423452101       275     7,532   SH           SOLE                                   7,532
Hewlett Packard                 COM        428236103     1,011    23,351   SH           SOLE                                  23,351
Hershey                         COM        427866108       534    11,150   SH           SOLE                                  11,150
International Business
  Machine                       COM        459200101     1,934    15,661   SH           SOLE                                  15,661
Intel                           COM        458140100     2,980   153,207   SH           SOLE                                 153,207
ITT Inds. Inc.                  COM        450911102       685    15,250   SH           SOLE                                  15,250
Johnson and Johnson             COM        478160104     3,151    53,346   SH           SOLE                                  53,346
Kraft Foods                     CL A       50075N104       368    13,129   SH           SOLE                                  13,129
Krispy Kreme                    COM        501014104        52    15,500   SH           SOLE                                  15,500
Kimberly Clark                  COM        494368103       409     6,750   SH           SOLE                                   6,750
Coca Cola                       COM        191216100     3,936    78,532   SH           SOLE                                  78,532
Lilly Eli Co.                   COM        532457108       264     7,870   SH           SOLE                                   7,870
Lockheed Martin                 COM        539830109       492     6,600   SH           SOLE                                   6,600
Lowe's Cos.                     COM        548661107     2,063   101,008   SH           SOLE                                 101,008
LSI Logic                       COM        502161102        50    10,897   SH           SOLE                                  10,897
Lexmark                         COM        529771107       281     8,500   SH           SOLE                                   8,500
McDonald's                      COM        580135101     1,336    20,280   SH           SOLE                                  20,280
Medtronic                       COM        585055106       574    15,820   SH           SOLE                                  15,820
3M                              COM        88579Y101     1,957    24,776   SH           SOLE                                  24,776
Monsanto                        COM        61166W101     1,234    26,700   SH           SOLE                                  26,700
Motorola Inc.                   COM        620076109       181    27,721   SH           SOLE                                  27,721
Merck                           COM        589331107       698    19,967   SH           SOLE                                  19,967
Microsoft                       COM        594918104     3,414   148,372   SH           SOLE                                 148,372
Mylan Labs                      COM        628530107       204    12,000   SH           SOLE                                  12,000
Nasdaq Omx Group Inc.           COM        631103108       226    12,700   SH           SOLE                                  12,700
Nike Inc.                       CL B       654106103       297     4,400   SH           SOLE                                   4,400
Nokia                      Sponsored ADR   654902204     1,025   125,799   SH           SOLE                                 125,799
NetApp                          COM        64120L104       359     9,610   SH           SOLE                                   9,610
Novartis                   Sponsored ADR   66987V109       348     7,200   SH           SOLE                                   7,200
NY Times                        COM        650111107       115    13,250   SH           SOLE                                  13,250
Oracle Systems                  COM        68389X105     1,921    89,521   SH           SOLE                                  89,521
Paychex, Inc.                   COM        704326107       234     9,000   SH           SOLE                                   9,000
Pepsico                         COM        713448108       513     8,417   SH           SOLE                                   8,417
Pfizer                          COM        717081103     1,192    83,613   SH           SOLE                                  83,613
Procter & Gamble                COM        742718109     3,520    58,678   SH           SOLE                                  58,678
Progress Energy                 COM        743263105       600    15,309   SH           SOLE                                  15,309
Piedmont Natural Gas            COM        720186105       234     9,242   SH           SOLE                                   9,242
Quanta Services                 COM        74762E102       212    10,250   SH           SOLE                                  10,250
Qualcomm                        COM        747525103     1,605    48,861   SH           SOLE                                  48,861
Raytheon                        COM        755111507       227     4,700   SH           SOLE                                   4,700
Royal BK CDA Montreal QUE       COM        780087102       489    10,225   SH           SOLE                                  10,225
SAP AG                     Sponsored ADR   803054204       316     7,140   SH           SOLE                                   7,140
Charles Schwab                  COM        808513105       227    15,975   SH           SOLE                                  15,975
Spectra Energy                  COM        847560109       244    12,154   SH           SOLE                                  12,154
Silcon Graphics/Rack            COM        82706L108       115    16,300   SH           SOLE                                  16,300
Sigma Aldrich                   COM        826552101       657    13,175   SH           SOLE                                  13,175
Schlumberger                    COM        806857108       917    16,563   SH           SOLE                                  16,563
Stein Mart                      COM        858375108       510    81,825   SH           SOLE                                  81,825
Southern Company                COM        842587107       692    20,800   SH           SOLE                                  20,800
Symantec                        COM        871503108       227    16,327   SH           SOLE                                  16,327
American Telephone & Telg       COM        00206R102       644    26,620   SH           SOLE                                  26,620
Proshares Tr              PSHS ULTSH 20YRS 74347R297       723    20,380   SH           SOLE                                  20,380
Teva Pharmaceutical             COM        881624209       211     4,050   SH           SOLE                                   4,050
TIBCO                           COM        88632Q103       646    53,550   SH           SOLE                                  53,550
Toyota Motor Corp          SP ADR REP2COM  892331307     1,068    15,575   SH           SOLE                                  15,575
United Parcel Service           COM        911312106     1,604    28,202   SH           SOLE                                  28,202
United Technologies             COM        913017109       201     3,096   SH           SOLE                                   3,096
Varian Medical Systems          COM        92220P105     1,762    33,700   SH           SOLE                                  33,700
Verizon Communications          COM        92343V104       458    16,328   SH           SOLE                                  16,328
Wells Fargo                     COM        949746101       363    14,177   SH           SOLE                                  14,177
Whole Foods                     COM        966837106     1,034    28,695   SH           SOLE                                  28,695
Wal-Mart                        COM        931142103     6,513   135,499   SH           SOLE                                 135,499
Exxon Mobil                     COM        30231G102    10,602   185,765   SH           SOLE                                 185,765
YRC Worldwide                   COM        984249102         2    12,975   SH           SOLE                                  12,975
Zimmer                          COM        98956P102     1,205    22,302   SH           SOLE                                  22,302